Exhibit 99.1

World Omni Auto Receivables Trust 2015-A
Monthly Servicer Certificate
July 31, 2015

Dates Covered
Collections Period	07/01/15 - 07/31/15
Interest Accrual Period	07/15/15 - 08/16/15
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/15	607,230,430.57	36,046
Yield Supplement Overcollateralization Amount 06/30/15	24,477,556.43	0
Receivables Balance 06/30/15	631,707,987.00	36,046
Principal Payments	21,816,419.89	1,252
Defaulted Receivables	1,100,310.26	41
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/15	23,393,978.95	0
Pool Balance at 07/31/15	585,397,277.90	34,753

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	80.83%

Prepayment ABS Speed	1.76%

Overcollateralization Target Amount	26,342,877.51
Actual Overcollateralization	26,342,877.51

Weighted Average APR	4.37%
Weighted Average APR, Yield Adjusted	6.14%
Weighted Average Remaining Term	58.89

Delinquent Receivables:
Past Due 31-60 days	5,723,432.91	345
Past Due 61-90 days	1,727,714.51	84
Past Due 91 + days	388,815.47	20
Total	7,839,962.89	449

Total 31+ Delinquent as % Ending Pool Balance	1.34%

Recoveries	569,418.45

Aggregate Net Losses/(Gains) - July 2015	530,891.81
Current Net Loss Ratio (Annualized)	1.01%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.18%

Flow of Funds	$ Amount

Collections	24,643,683.29
Advances	667.39
Investment Earnings on Cash Accounts	3,076.42
Servicing Fee	(526,423.32)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	24,121,003.78

Distributions of Available Funds
(1) Class A Interest	496,485.24
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	20,850,660.80
(7) Distribution to Certificateholders	2,748,680.74
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	24,121,003.78

Servicing Fee	526,423.32
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 07/15/15	579,905,061.19
Principal Paid	20,850,660.80
Note Balance @ 08/17/15	559,054,400.39

Class A-1
Note Balance @ 07/15/15	14,685,061.19
Principal Paid	14,685,061.19
Note Balance @ 08/17/15	0.00
Note Factor @ 08/17/15	0.0000000%

Class A-2a
Note Balance @ 07/15/15	131,000,000.00
Principal Paid	3,082,799.81
Note Balance @ 08/17/15	127,917,200.19
Note Factor @ 08/17/15	97.6467177%

Class A-2b
Note Balance @ 07/15/15	131,000,000.00
Principal Paid	3,082,799.80
Note Balance @ 08/17/15	127,917,200.20
Note Factor @ 08/17/15	97.6467177%

Class A-3
Note Balance @ 07/15/15	204,000,000.00
Principal Paid	0.00
Note Balance @ 08/17/15	204,000,000.00
Note Factor @ 08/17/15	100.0000000%

Class A-4
Note Balance @ 07/15/15	84,410,000.00
Principal Paid	0.00
Note Balance @ 08/17/15	84,410,000.00
Note Factor @ 08/17/15	100.0000000%

Class B
Note Balance @ 07/15/15	14,810,000.00
Principal Paid	0.00
Note Balance @ 08/17/15	14,810,000.00
Note Factor @ 08/17/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	521,662.24
Total Principal Paid	20,850,660.80
Total Paid	21,372,323.04

Class A-1
Coupon	0.24000%
Interest Paid	3,230.71
Principal Paid	14,685,061.19
Total Paid to A-1 Holders	14,688,291.90

Class A-2a
Coupon	0.79000%
Interest Paid	86,241.67
Principal Paid	3,082,799.81
Total Paid to A-2a Holders	3,169,041.48

Class A-2b
One-Month Libor	0.18730%
Coupon	0.46730%
Interest Paid	56,114.94
Principal Paid	3,082,799.80
Total Paid to A-2b Holders	3,138,914.74

Class A-3
Coupon	1.34000%
Interest Paid	227,800.00
Principal Paid	0.00
Total Paid to A-3 Holders	227,800.00

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7386682
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.5243137
Total Distribution Amount	30.2629819

A-1 Interest Distribution Amount	0.0229128
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	104.1493701
Total A-1 Distribution Amount	104.1722829

A-2a Interest Distribution Amount	0.6583334
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	23.5328230
Total A-2a Distribution Amount	24.1911564

A-2b Interest Distribution Amount	0.4283583
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	23.5328229
Total A-2b Distribution Amount	23.9611812

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 06/30/15	79,544.34
Balance as of 07/31/15	80,211.73
Change	667.39

Reserve Account
Balance as of 07/15/15	1,806,189.65
Investment Earnings	230.11
Investment Earnings Paid	(230.11)
Deposit/(Withdrawal)	-
Balance as of 08/17/15	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65